Long Term Debt - Additional Information (Details) - USD ($)		12 Months Ended
	Jun. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 08, 2021
Debt Instrument [Line Items]
Debt instrument, interest rate terms		Interest is payable on the outstanding loans under the Credit Facilities based on, at the option of the Company, either: (i) Eurocurrency (with a LIBOR floor of 0.75% per annum) plus variable spreads ranging from 2.75% to 3.50% per annum based on first lien net leverage ratio levels or (ii) the Alternate Base Rate (defined as the highest of (a) the Prime Rate (as defined in the Credit Agreement and established by the Agent), (b) the Federal Funds Rate (as defined in the Credit Agreement) plus 0.50% per annum, and (c) the LIBOR Quoted Rate (as defined in the Credit Agreement) plus 1.00% per annum, in each case, with a floor of 1.75% per annum), plus variable spreads ranging from 1.75% to 2.50% per annum based on first lien net leverage ratio levels. Accrued and unpaid interest is payable with respect to LIBOR loans on the last day of the interest period as selected by the Company but no later than three months, and with respect to Alternate Base Rate Loans, quarterly on the last business day of each of March, June, September and December.
Debt instrument, unused commitment fee terms		An unused commitment fee is also payable with respect to the revolving credit facility and the delayed draw term loan facility ranging between 0.35% and 0.50% depending on the Company’s first lien net leverage ratio, and is payable quarterly in arrears with respect to the revolving credit facility and on the earliest of the termination of the delayed draw term loan facility, the six month anniversary of the Closing Date with respect to any delayed draw term loan commitments that have expired and otherwise after the end of the first full fiscal quarter after the Closing Date.
Gain on extinguishment of debt, net		$ 1,630,000	$ (451,000)
Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, variable interest rate		0.50%
LIBOR Quoted Rate
Debt Instrument [Line Items]
Debt instrument, outstanding interest rate		1.75%
Debt instrument, variable interest rate		1.00%
LIBOR Quoted Rate | Eurocurrency
Debt Instrument [Line Items]
Debt instrument, outstanding interest rate		0.75%
Minimum | Eurocurrency
Debt Instrument [Line Items]
Debt instrument, variable interest rate		2.75%
Minimum | LIBOR Quoted Rate
Debt Instrument [Line Items]
Debt instrument, variable interest rate		1.75%
Maximum | Eurocurrency
Debt Instrument [Line Items]
Debt instrument, variable interest rate		3.50%
Maximum | LIBOR Quoted Rate
Debt Instrument [Line Items]
Debt instrument, variable interest rate		2.50%
Initial Term Loans
Debt Instrument [Line Items]
Aggregate principal amount	$ 125,000,000.0
Debt instrument, percentage of amortization payments of aggregate principal amount to be paid until June 7, 2024		1.25%
Debt instrument, percentage of amortization payments of aggregate principal amount to be paid from June 8, 2024 to June 7, 2025		1.875%
Debt instrument, percentage of amortization payments of aggregate principal amount to be paid from June 8, 2025 to June 7, 2026		2.50%
Debt instrument, due and payable term		5 years
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount	40,000,000.0
Debt instrument, due and payable term		5 years
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, unused commitment fee percentage		0.35%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, unused commitment fee percentage		0.50%
Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount	20,000,000.0
Debt instrument amount drawn				$ 0
Debt instrument, due and payable term		5 years
Term Loan Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, unused commitment fee percentage		0.35%
Term Loan Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, unused commitment fee percentage		0.50%
Paycheck Protection Program
Debt Instrument [Line Items]
Repayments of debt		$ 2,000,000.0
Gain on extinguishment of debt, net		$ 2,800,000
Escrow Deposit	2,000,000.0
CMG
Debt Instrument [Line Items]
Repayments of debt	24,500,000
Repayments of penalties, fees and interest	487,000
Gain on extinguishment of debt, net	806,000
Other Long-term Debt
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 229,000